PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2016	2015

Equipment and facilities	$5,207	$4,360
Internal-use software	531	531
Vehicles	1,127	1,031
Leasehold improvements	257	262
	7,122	6,184
Less: accumulated depreciation and amortization	5,338	4,691
Total property and equipment, net	$1,784	$1,493

Depreciation and amortization expense is $893, $713 and $761 for the years ended December 31, 2016, 2015 and 2014, respectively.